Offerings	Feb. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for issuance pursuant to the Upstart Holdings, Inc. 2020 Equity Incentive Plan
Amount Registered | shares	4,670,369
Proposed Maximum Offering Price per Unit	68.63
Maximum Aggregate Offering Price	$ 320,527,424.47
Fee Rate	0.01531%
Amount of Registration Fee	$ 49,072.75
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of common stock. Represents automatic increases on January 1, 2025 to the number of shares available for issuance under the 2020 Plan in accordance with the automatic annual increase provisions of the 2020 Plan. Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $68.63 per share, which is the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on February 11, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for issuance pursuant to the Upstart Holdings, Inc. 2020 Employee Stock Purchase Plan
Amount Registered | shares	934,073
Proposed Maximum Offering Price per Unit	58.34
Maximum Aggregate Offering Price	$ 54,493,818.82
Amount of Registration Fee	$ 8,343.01
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of common stock. Represents automatic increases on January 1, 2025 to the number of shares available for issuance under the 2020 ESPP in accordance with the automatic annual increase provisions of the 2020 ESPP. Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of 85% of $68.63 per share, which is the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on February 11, 2025. Pursuant to the 2020 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of common stock on the Enrollment Date or the Exercise Date (as such terms are defined in the 2020 ESPP).